Convertible Debentures (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021
Convertible Debentures (Details) [Line Items]
Aggregate principal amount (in Dollars)	$ 5,969,325
Interest rate	0.01%
Conversion price (in Dollars per share)	$ 10.01
Weighted average interest rate	75.00%
Aggregate shares (in Shares)	149,234
Exercise price (in Dollars per share)	$ 0.01
Fair value of warrants (in Dollars)	$ 483,649
Dividend yield		0.00%
Expected volatility rate	39.50%	58.00%
Risk -free interest rate	14.85%	0.22%
Convertible debentures outstanding balance (in Dollars)	$ 4,027,171
Exercise period	4 years	6 months 29 days
Remaining life		9 years 7 months 13 days
Floor [Member]
Convertible Debentures (Details) [Line Items]
Conversion price (in Dollars per share)	$ 2.06
Black Scholes option pricing model [Member]
Convertible Debentures (Details) [Line Items]
Dividend yield	0.00%
Expected volatility rate	39.50%
Risk -free interest rate	3.70%
Remaining life	4 years
Monte Carlo [Member]
Convertible Debentures (Details) [Line Items]
Derivative liabilities (in Dollars)	$ 708,505